October 14, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Money Market Reserves (the "Trust")

File No. 2-52698

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated September 29, 2020 filed pursuant to Rule 497(e), for the Vanguard Cash Reserves Federal Money Market Fund, series of the above mentioned Trust.

Please contact me at (610) 669-7310 or (lisa_k_whittaker@vanguard.com), with any questions or comments.

Sincerely,

/s/ Lisa K. Whittaker

Lisa K. Whittaker

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission